SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥) tier segment	Dec. 31, 2022 USD ($) tier segment	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	May 31, 2016
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Unrealized gains from long-term time deposit	¥ 4,534,833	$ 657,489	¥ 4,726,875		¥ 19,880,287
Long-term time deposits pledged with banks as security	¥ 130,000,000		130,000,000			$ 18,848,228
Number of reporting unit | segment	1	1
Impairment loss of goodwill	¥ 91,236,480	$ 13,228,046	0
Sublease rental revenue	61,578,703	8,928,073	74,689,226		77,676,665
Hotel manager fees	¥ 115,738,098	$ 16,780,447	131,027,473		112,729,886
Number of tiers membership | tier	4	4
Expiration period of non usage membership program	2 years	2 years
Membership program of renewal period	2 years	2 years
VAT rate							6.00%
Advertising and promotional expenses	¥ 12,347,881	$ 1,790,274	22,906,044		38,934,867
Government subsidies	11,466,168	1,662,438	16,993,539		20,094,745
Employee benefits	45,051,494	6,531,853	36,617,173		25,666,575
Net foreign currency translation loss	11,361,872	1,647,317	6,497,403		19,714,207
Impairment of long-lived assets			0		0
Carrying amount of long-term investment	9,826,143		6,233,255			1,424,657
Shandong Xinghui
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Impairment of long-lived assets	28,395,905
Argyle Beijing
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Impairment of long-lived assets	48,306,360
Hotel | Shandong Xinghui
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Impairment of long-lived assets | $		4,117,019
Hotel | Argyle Beijing
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Impairment of long-lived assets | $		$ 7,003,764
Trademarks
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Impairment loss			12,000,345	$ 1,739,886	¥ 0
Loans Receivable
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Receivables outstanding	¥ 1,073,930,780		965,475,805			155,705,327
Loans Receivable | Credit Concentration Risk
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Appreciation in functional currency	8.23%	8.23%
Mainland China
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Concentration of credit risk	¥ 2,544,290		288,545,669			$ 368,887
Cayman Island
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Concentration of credit risk			29,070,237
Hong Kong
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Concentration of credit risk			663,759,671
Japan
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Concentration of credit risk			¥ 96,236,106
RMB
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Foreign currency exchange rate	6.8972					6.8972
Minimum
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Estimated life of paid membership program	3 years	3 years
Long term, maturity period	1 year	1 year
Initial lease term	5 years					5 years
Maximum
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Estimated life of paid membership program	5 years	5 years
Long term, maturity period	3 years	3 years
Initial lease term	22 years					22 years